Quarterly portfolio holdings
John Hancock
Active Equity ETFs
July 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Funds’ investments
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 98.4%		$36,615,390
(Cost $30,066,088)
Bermuda 1.9%		697,792
Everest Group, Ltd.	2,078	697,792
Canada 11.5%		4,285,250
Cenovus Energy, Inc.	46,897	715,387
Kinross Gold Corp.	81,154	1,301,352
MEG Energy Corp. (A)	30,859	609,569
Nutrien, Ltd.	15,067	895,923
Teck Resources, Ltd., Class B (A)	23,479	763,019
Finland 2.9%		1,065,753
Nordea Bank Abp	72,738	1,065,753
France 13.0%		4,846,319
Airbus SE	5,106	1,028,790
BNP Paribas SA	6,862	628,783
Bureau Veritas SA	21,652	670,100
Capgemini SE	6,560	982,829
Rexel SA	26,197	796,969
Vallourec SACA	39,398	738,848
Germany 6.8%		2,541,853
Allianz SE	1,776	705,761
Infineon Technologies AG	17,597	697,571
Siemens AG	4,423	1,138,521
India 2.0%		732,693
HDFC Bank, Ltd., ADR	9,544	732,693
Japan 15.6%		5,786,545
Asahi Group Holdings, Ltd.	44,200	563,605
Hitachi, Ltd.	32,000	998,731
Mitsubishi Electric Corp.	73,500	1,632,194
Sony Group Corp.	60,400	1,477,742
Sumitomo Mitsui Financial Group, Inc.	43,500	1,114,273
Mexico 1.7%		636,502
Coca-Cola Femsa SAB de CV, ADR	7,665	636,502
Netherlands 7.9%		2,954,690
Heineken NV	13,901	1,098,771
ING Groep NV	34,483	808,689
Prosus NV (B)	18,212	1,047,230
South Korea 9.1%		3,393,442
KB Financial Group, Inc.	6,966	557,059
KT Corp.	18,383	731,714
NAVER Corp.	6,048	1,024,863
Samsung Fire & Marine Insurance Company, Ltd.	1,738	552,054
SK Hynix, Inc.	2,676	527,752
Switzerland 7.8%		2,910,329
Novartis AG	13,073	1,516,342
Sandoz Group AG	24,224	1,393,987
United Kingdom 17.2%		6,402,270
AstraZeneca PLC	7,120	1,066,976
BAE Systems PLC	70,146	1,674,612
Beazley PLC	59,322	702,216
2	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
United Kingdom (continued)
IMI PLC	18,134	$533,227
NatWest Group PLC	156,796	1,093,504
Shell PLC	19,825	711,242
Tesco PLC	110,221	620,493
United States 1.0%		361,952
CRH PLC	3,803	361,952

Total investments (Cost $30,066,088) 98.4%	$36,615,390
Other assets and liabilities, net 1.6%	609,406
Total net assets 100.0%	$37,224,796

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 7-31-25. The value of securities on loan amounted to $429,103. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $455,194 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 7-31-25:
Financials	23.3%
Industrials	22.8%
Health care	10.7%
Materials	8.9%
Consumer staples	7.8%
Energy	7.5%
Consumer discretionary	6.8%
Information technology	5.9%
Communication services	4.7%
Other assets and liabilities, net	1.6%
TOTAL	100.0%
FUNDAMENTAL ALL CAP CORE ETF

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 99.4%		$4,337,609
(Cost $3,584,192)
Communication services 11.3%		492,131
Entertainment 4.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,209	121,323
Warner Brothers Discovery, Inc. (A)	4,796	63,163
Interactive media and services 7.1%
Alphabet, Inc., Class A	1,388	266,357
CarGurus, Inc. (A)	1,258	41,288
Consumer discretionary 20.2%		880,467
Automobile components 1.7%
Fox Factory Holding Corp. (A)	744	22,595
Mobileye Global, Inc., Class A (A)	3,438	48,957
Broadline retail 8.8%
Amazon.com, Inc. (A)	1,635	382,768
Hotels, restaurants and leisure 2.3%
Las Vegas Sands Corp.	971	50,880
Vail Resorts, Inc.	338	50,788
Household durables 3.6%
Lennar Corp., A Shares	1,403	157,389
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	3

	Shares	Value
Consumer discretionary (continued)
Specialty retail 3.2%
CarMax, Inc. (A)	967	$54,742
Group 1 Automotive, Inc.	205	84,491
Textiles, apparel and luxury goods 0.6%
Canada Goose Holdings, Inc. (A)	2,544	27,857
Consumer staples 3.4%		147,712
Beverages 1.8%
Anheuser-Busch InBev SA/NV, ADR	934	53,864
Diageo PLC, ADR	270	26,447
Food products 1.6%
Post Holdings, Inc. (A)	637	67,401
Energy 5.6%		242,440
Oil, gas and consumable fuels 5.6%
Cheniere Energy, Inc.	765	180,448
Suncor Energy, Inc.	1,571	61,992
Financials 12.5%		547,549
Banks 2.8%
First Hawaiian, Inc.	5,137	124,572
Capital markets 9.7%
KKR & Company, Inc.	1,183	173,404
Morgan Stanley	573	81,630
S&P Global, Inc.	159	87,625
The Goldman Sachs Group, Inc.	111	80,318
Health care 12.0%		525,214
Health care equipment and supplies 4.3%
Hologic, Inc. (A)	2,210	147,672
Zimmer Biomet Holdings, Inc.	443	40,601
Health care providers and services 3.6%
Elevance Health, Inc.	282	79,829
McKesson Corp.	63	43,693
UnitedHealth Group, Inc.	137	34,190
Life sciences tools and services 3.7%
Avantor, Inc. (A)	4,825	64,848
Thermo Fisher Scientific, Inc.	204	95,407
Pharmaceuticals 0.4%
Elanco Animal Health, Inc. (A)	1,387	18,974
Industrials 4.4%		190,034
Electrical equipment 1.4%
Regal Rexnord Corp.	398	60,846
Machinery 0.1%
Parker-Hannifin Corp.	4	2,928
Trading companies and distributors 2.9%
United Rentals, Inc.	143	126,260
Information technology 27.5%		1,201,607
Semiconductors and semiconductor equipment 9.8%
Analog Devices, Inc.	371	83,338
NVIDIA Corp.	1,594	283,525
Texas Instruments, Inc.	338	61,198
Software 14.0%
Adobe, Inc. (A)	200	71,538
Autodesk, Inc. (A)	111	33,645
4	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Microsoft Corp.	102	$54,417
Oracle Corp.	488	123,840
Roper Technologies, Inc.	97	53,389
Salesforce, Inc.	448	115,732
Workday, Inc., Class A (A)	689	158,043
Technology hardware, storage and peripherals 3.7%
Apple, Inc.	785	162,942
Real estate 2.5%		110,455
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	1,670	8,901
Specialized REITs 2.3%
Crown Castle, Inc.	542	56,959
Millrose Properties, Inc., Class A	1,487	44,595

	Yield (%)	Shares	Value
Short-term investments 1.3%			$58,764
(Cost $58,763)
Short-term funds 1.3%			58,764
John Hancock Collateral Trust (B)	4.2650(C)	5,875	58,764

Total investments (Cost $3,642,955) 100.7%	$4,396,373
Other assets and liabilities, net (0.7%)	(31,586)
Total net assets 100.0%	$4,364,787

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 7-31-25.
INTERNATIONAL HIGH DIVIDEND ETF

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 98.6%		$8,973,605
(Cost $7,159,608)
Australia 4.6%		422,522
AGL Energy, Ltd.	4,845	30,321
ANZ Group Holdings, Ltd.	1,245	24,625
Commonwealth Bank of Australia	581	66,552
Fortescue, Ltd.	16,235	185,748
Woodside Energy Group, Ltd.	2,182	37,356
Yancoal Australia, Ltd.	19,149	77,920
Austria 1.8%		164,992
BAWAG Group AG (A)(B)	982	124,533
Strabag SE, Bearer Shares	429	40,459
Canada 7.0%		639,670
Canadian Imperial Bank of Commerce	676	48,421
Canadian Natural Resources, Ltd.	708	22,461
Enbridge, Inc.	3,434	155,859
Finning International, Inc.	724	31,619
Peyto Exploration & Development Corp.	2,991	42,056
Power Corp. of Canada	4,071	164,424
Royal Bank of Canada	618	79,472
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	5

	Shares	Value
Canada (continued)
Secure Waste Infrastructure Corp.	6,553	$71,760
Suncor Energy, Inc.	597	23,598
Denmark 0.7%		60,634
Novo Nordisk A/S, B Shares	1,257	60,634
Finland 1.7%		157,785
Fortum OYJ	7,475	137,658
Nokia OYJ	4,901	20,127
France 6.6%		600,421
Cie Generale des Etablissements Michelin SCA	1,208	43,221
Engie SA	8,003	179,716
Gaztransport et Technigaz SA	137	25,873
Klepierre SA	4,598	176,614
Publicis Groupe SA	830	76,188
Sanofi	1,095	98,809
Germany 8.9%		806,141
Bayerische Motoren Werke AG	644	61,827
Deutsche Telekom AG	3,942	142,032
Heidelberg Materials AG	803	186,112
Mercedes-Benz Group AG	2,166	124,203
RWE AG	3,011	123,754
SAP SE	586	168,213
Hong Kong 4.4%		400,602
CK Hutchison Holdings, Ltd.	16,720	109,479
Henderson Land Development Company, Ltd.	10,303	36,093
Swire Pacific, Ltd., Class A	15,563	140,860
WH Group, Ltd. (A)	113,304	114,170
Israel 2.5%		222,487
Bank Hapoalim BM	1,462	27,580
Bank Leumi Le-Israel BM	7,150	132,922
Mizrahi Tefahot Bank, Ltd.	999	61,985
Italy 6.2%		562,671
Enel SpA	4,292	37,988
Generali	4,804	179,908
Intesa Sanpaolo SpA	27,556	167,000
Poste Italiane SpA (A)	8,190	177,775
Japan 17.9%		1,629,714
Dai-ichi Life Holdings, Inc.	3,644	29,141
Daito Trust Construction Company, Ltd.	289	29,804
Daiwa House Industry Company, Ltd.	2,548	84,722
FUJIFILM Holdings Corp.	2,003	42,005
Hitachi, Ltd.	1,762	54,993
Honda Motor Company, Ltd.	2,717	28,326
Kobe Steel, Ltd.	2,649	29,281
Komatsu, Ltd.	2,628	84,954
Marubeni Corp.	2,899	59,966
Mazda Motor Corp.	8,167	49,449
Mitsubishi Corp.	3,291	65,341
Mitsui & Company, Ltd.	5,099	105,033
Mizuho Financial Group, Inc.	3,033	90,328
MS&AD Insurance Group Holdings, Inc.	6,342	136,705
Nippon Steel Corp.	6,007	116,532
Recruit Holdings Company, Ltd.	443	26,646
SCREEN Holdings Company, Ltd.	370	29,453
6	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Japan (continued)
Seiko Epson Corp.	5,019	$64,215
Shionogi & Company, Ltd.	3,242	54,847
Sojitz Corp.	3,266	78,256
Subaru Corp.	1,248	23,049
Sumitomo Corp.	6,209	159,253
Suzuken Company, Ltd.	1,547	58,798
Suzuki Motor Corp.	2,256	24,982
Tokyo Electron, Ltd.	436	79,178
Toyota Motor Corp.	1,365	24,457
Netherlands 5.5%		497,263
ASML Holding NV	122	85,610
ASR Nederland NV	416	27,787
EXOR NV	1,473	142,882
NN Group NV	2,755	186,545
Stellantis NV	6,127	54,439
Norway 2.8%		255,897
Aker BP ASA	5,924	144,051
Equinor ASA	2,264	58,879
Orkla ASA	5,002	52,967
Singapore 5.1%		465,875
DBS Group Holdings, Ltd.	4,939	182,393
Oversea-Chinese Banking Corp., Ltd.	12,490	162,413
Venture Corp., Ltd.	12,157	121,069
Spain 2.1%		192,361
Banco Bilbao Vizcaya Argentaria SA	11,480	192,361
Sweden 2.9%		264,774
SKF AB, B Shares	1,173	27,487
Svenska Handelsbanken AB, A Shares	7,707	94,523
Volvo AB, B Shares	4,955	142,764
Switzerland 5.9%		534,892
ABB, Ltd.	2,658	175,182
Holcim, Ltd. (B)	216	17,284
Novartis AG	1,500	173,986
Roche Holding AG	352	111,445
Swissquote Group Holding SA	85	56,995
United Kingdom 11.9%		1,083,982
3i Group PLC	504	27,686
Associated British Foods PLC	883	25,684
AstraZeneca PLC	1,037	155,401
Beazley PLC	4,229	50,060
British American Tobacco PLC	3,621	193,591
GSK PLC	1,739	32,633
HSBC Holdings PLC	7,631	93,189
Imperial Brands PLC	4,455	174,154
Rio Tinto PLC	2,997	178,613
Tesco PLC	27,173	152,971
United States 0.1%		10,922
Amrize, Ltd. (B)	216	10,922

Preferred securities 0.3%		$23,746
(Cost $27,182)
Germany 0.3%		23,746
Henkel AG & Company KGaA	307	23,746

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	7

	Yield (%)	Shares	Value
Short-term investments 1.0%			$96,857
(Cost $96,859)
Short-term funds 1.0%			96,857
John Hancock Collateral Trust (C)	4.2650(D)	9,684	96,857

Total investments (Cost $7,283,649) 99.9%	$9,094,208
Other assets and liabilities, net 0.1%	4,671
Total net assets 100.0%	$9,098,879

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 7-31-25.
The fund had the following sector composition as a percentage of net assets on 7-31-25:
Financials	30.0%
Industrials	14.3%
Health care	8.2%
Consumer staples	8.1%
Materials	8.0%
Energy	7.2%
Information technology	6.7%
Utilities	5.6%
Consumer discretionary	4.8%
Real estate	3.6%
Communication services	2.4%
Short-term investments and other	1.1%
TOTAL	100.0%
U.S. HIGH DIVIDEND ETF

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 98.9%		$8,281,559
(Cost $6,522,980)
Communication services 4.5%		376,096
Diversified telecommunication services 2.0%
Verizon Communications, Inc.	3,986	170,441
Media 2.5%
Comcast Corp., Class A	4,568	151,795
Omnicom Group, Inc.	489	35,232
Sirius XM Holdings, Inc.	882	18,628
Consumer discretionary 7.3%		611,152
Automobiles 1.9%
Ford Motor Company	14,618	161,821
Hotels, restaurants and leisure 2.1%
Darden Restaurants, Inc.	126	25,410
Starbucks Corp.	1,026	91,478
Texas Roadhouse, Inc.	175	32,398
Wingstop, Inc.	64	24,150
Household durables 1.0%
Garmin, Ltd.	385	84,223
Specialty retail 2.3%
Best Buy Company, Inc.	1,149	74,754
Dick’s Sporting Goods, Inc.	152	32,150
8	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Home Depot, Inc.	165	$60,639
Williams-Sonoma, Inc.	129	24,129
Consumer staples 7.1%		596,670
Consumer staples distribution and retail 2.4%
Costco Wholesale Corp.	58	54,499
Target Corp.	281	28,241
Walmart, Inc.	1,182	115,812
Food products 1.0%
The Kraft Heinz Company	3,155	86,636
Tobacco 3.7%
Altria Group, Inc.	2,804	173,680
Philip Morris International, Inc.	840	137,802
Energy 3.3%		273,097
Oil, gas and consumable fuels 3.3%
Chevron Corp.	154	23,353
Exxon Mobil Corp.	298	33,269
Kinder Morgan, Inc.	1,724	48,375
ONEOK, Inc.	955	78,415
The Williams Companies, Inc.	1,496	89,685
Financials 16.4%		1,370,020
Banks 3.7%
Citizens Financial Group, Inc.	552	26,341
Credicorp, Ltd.	463	109,731
Huntington Bancshares, Inc.	1,646	27,044
JPMorgan Chase & Co.	417	123,532
U.S. Bancorp	528	23,739
Capital markets 7.9%
BlackRock, Inc.	151	167,008
CME Group, Inc.	529	147,210
Evercore, Inc., Class A	151	45,472
Houlihan Lokey, Inc.	151	28,790
Janus Henderson Group PLC	1,603	69,410
Morgan Stanley	267	38,037
T. Rowe Price Group, Inc.	1,610	163,335
Consumer finance 2.0%
OneMain Holdings, Inc.	2,864	165,511
Insurance 2.8%
American Financial Group, Inc.	1,297	161,995
Fidelity National Financial, Inc.	723	40,799
Principal Financial Group, Inc.	412	32,066
Health care 5.8%		487,497
Health care equipment and supplies 0.5%
Medtronic PLC	435	39,254
Health care providers and services 0.2%
UnitedHealth Group, Inc.	86	21,462
Pharmaceuticals 5.1%
Bristol-Myers Squibb Company	2,842	123,087
Eli Lilly & Company	94	69,567
Johnson & Johnson	486	80,064
Pfizer, Inc.	6,615	154,063
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	9

	Shares	Value
Industrials 8.2%		$689,345
Air freight and logistics 1.7%
United Parcel Service, Inc., Class B	1,656	142,681
Construction and engineering 0.4%
Comfort Systems USA, Inc.	50	35,165
Electrical equipment 3.4%
Eaton Corp. PLC	75	28,854
Emerson Electric Company	183	26,628
Rockwell Automation, Inc.	229	80,542
Vertiv Holdings Company, Class A	1,034	150,550
Ground transportation 0.3%
Union Pacific Corp.	109	24,195
Professional services 2.2%
Automatic Data Processing, Inc.	203	62,829
Paychex, Inc.	818	118,062
Trading companies and distributors 0.2%
Watsco, Inc.	44	19,839
Information technology 36.2%		3,033,590
Communications equipment 1.6%
Cisco Systems, Inc.	1,931	131,462
IT services 3.0%
Accenture PLC, Class A	379	101,231
IBM Corp.	583	147,586
Semiconductors and semiconductor equipment 15.7%
Analog Devices, Inc.	113	25,383
Broadcom, Inc.	671	197,073
KLA Corp.	132	116,032
Lam Research Corp.	751	71,225
Monolithic Power Systems, Inc.	87	61,878
NVIDIA Corp.	3,611	642,289
Qualcomm, Inc.	666	97,742
Texas Instruments, Inc.	554	100,307
Software 11.3%
Intuit, Inc.	203	159,381
Microsoft Corp.	1,152	614,592
Oracle Corp.	699	177,385
Technology hardware, storage and peripherals 4.6%
Apple, Inc.	1,879	390,024
Materials 1.0%		83,796
Containers and packaging 1.0%
Amcor PLC	6,434	60,158
Packaging Corp. of America	122	23,638
Real estate 6.1%		508,270
Retail REITs 2.0%
Simon Property Group, Inc.	1,022	167,393
Specialized REITs 4.1%
CubeSmart	602	23,424
Gaming and Leisure Properties, Inc.	3,458	157,616
Public Storage	79	21,483
VICI Properties, Inc.	4,244	138,354
Utilities 3.0%		252,026
Electric utilities 1.6%
Edison International	1,245	64,889
10	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Utilities (continued)
Electric utilities (continued)
NRG Energy, Inc.	437	$73,066
Independent power and renewable electricity producers 1.4%
Vistra Corp.	547	114,071

	Yield (%)	Shares	Value
Short-term investments 1.4%			$118,094
(Cost $118,051)
Short-term funds 1.4%			118,094
John Hancock Collateral Trust (A)	4.2650(B)	11,807	118,094

Total investments (Cost $6,641,031) 100.3%	$8,399,653
Other assets and liabilities, net (0.3%)	(23,498)
Total net assets 100.0%	$8,376,155

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 7-31-25.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	11

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International Select ETF
John Hancock Collateral Trust	—	—	$1,845,303	$(1,845,298)	$(5)	—	$1,264	—	—
Fundamental All Cap Core ETF
John Hancock Collateral Trust	5,875	$83,646	$131,135	$(156,008)	$(8)	$(1)	$797	—	$58,764
International High Dividend ETF
John Hancock Collateral Trust	9,684	$123,771	$441,685	$(468,592)	$(1)	$(6)	$2,167	—	$96,857
U.S. High Dividend ETF
John Hancock Collateral Trust	11,807	$138,812	$79,151	$(99,853)	$(3)	$(13)	$1,661	—	$118,094
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For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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